Financial instruments risk, Expected Credit Loss for Trade Accounts Receivable (Details) - Trade Receivables [Member] - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 325,358	$ 151,366
Expected Credit Losses During the Lifetime [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 20,293	$ 21,218
Current [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
Current [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 207,923	$ 76,360
More Than 30 Days [ Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
More Than 30 Days [ Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 41,324	$ 5,875
More Than 60 Days [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
More Than 60 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 1,816	$ 4,290
More Than 90 Days [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	27.30%	32.70%
More Than 90 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 74,295	$ 64,841
More Than 90 Days [Member] | Expected Credit Losses During the Lifetime [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 20,293	$ 21,218